Roosevelt Strategic Income Fund (First Prospectus Summary) | Roosevelt Strategic Income Fund
Roosevelt Strategic Income Fund
Investment Objective
Roosevelt Strategic Income Fund (the "Fund") seeks total return -- income generation with capital appreciation, while managing downside risk.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Roosevelt Strategic Income Fund Institutional Shares
Management Fees		0.60%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.44%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.06%
Fee Waiver/Expense Reimbursement		0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.01%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between The Roosevelt Investment Group, Inc., the Fund's investment adviser (the "Adviser") and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive generally of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) for Institutional Shares do not exceed 0.99% of the Fund's average annual net assets, through June 9, 2014. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on Fund expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Roosevelt Strategic Income Fund Institutional Shares	103	322

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
To achieve its investment objective, the Fund invests in a broad range of income-producing investments throughout the world, primarily through investments in fixed income obligations of any duration or maturity that are issued by U.S.
and foreign companies, the U.S. government and its agencies, and foreign sovereign issuers. The Fund's investments in fixed income securities may include securities of any rating or quality, including securities that have been rated below investment grade by a nationally recognized statistical ratings organization ("NRSRO"), commonly referred to as "junk bonds" or "high yield bonds." The Fund's investments in foreign securities may include securities of issuers located in emerging markets. The Fund may invest in securities denominated in U.S. dollars or foreign currencies, and may enter into forward currency contracts in anticipation of changes in currency exchange rates.

In addition to fixed income securities, the Fund may invest in income-producing preferred stocks and convertible securities of U.S. and foreign companies of any market capitalization. The Fund may buy or sell derivative instruments, including options, futures contracts and swap agreements, in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. In addition to direct investments in fixed income securities or income-producing equity securities, the Fund may invest in other investment companies and exchange-traded funds ("ETFs") that invest in these types securities. The Fund may invest in inverse ETFs as a hedge against falling market prices.

In determining which securities to buy for the Fund, the Adviser attempts to achieve the Fund's investment objective by applying a combination of the following factors:

o Top-down macroeconomic analysis: The Adviser looks at general economic conditions to try to forecast which industry will generate the best returns. The Adviser then looks for individual issuers within a chosen industry. The Adviser seeks to identify possible undercurrents of structural economic, political, social, demographic, and/or industry-specific change that may affect an industry, sector or specific security's relative value.

o Bottom-up fundamental analysis: The Adviser may select an investment based on the individual attributes of a single issuer based on the Adviser's belief that the issuer has good prospects for strong returns, regardless of industry or macroeconomic factors.

o Relative Value: The Adviser determines which issuers it believes offer the best relative value within each sector and then decides which available securities of that issuer to purchase.

o Fundamental credit analysis: The Adviser analyzes an issuer's ability to meet its debt obligations. Through this analysis, the Adviser seeks to identify the appropriate level of default risk associated with investing in a specific security.

The Fund may sell a portfolio security or reduce a holding when: (1) the holding has grown too large in the Adviser's opinion; (2) the security reaches the
Adviser's price objective; (3) the outlook for the security's credit quality deteriorates; (4) there is a change in the security's risk/return characteristics; (5) macro-structural factors play out or fail to materialize as expected by the Adviser; or (6) a relatively more attractive investment opportunity becomes available.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Management Risk. The risk that the Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

·  High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

·  Government-Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

·  Foreign Securities and Emerging Markets Risks. Investing in foreign securities includes risks relating to governmental, political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

·  Derivative Securities Risk. The risk that the Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets. A swap agreement may not be assigned without the consent of the counterparty, and may result in losses in the event of a default or bankruptcy of the counterparty.

·  Preferred Stock Risk. Preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

·  Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

 · Other Investment Companies and Exchange Traded Funds Risk. The Fund will bear indirect fees and expenses charged by other investment companies and ETFs in which it invests in addition to the Fund's direct fees and expenses, and will also indirectly bear the principal risks of those other investment companies and ETFs. The market price of an ETF's shares may trade at a discount to their net asset value, or an active trading market for an ETF's shares may not develop or be maintained. Because inverse ETFs reset each day, their performance can quickly diverge from the performance of the underlying index or benchmark. Inverse ETFs may be more costly than traditional ETFs, and may be less tax-efficient than traditional ETFs.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available by calling the Fund toll-free at 1-800-829-4337.